SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Commercial Property
Disclosure of detailed information about investment property [line items]
Depreciation and amortization	$ 6	$ 18	$ 15	$ 38
Hospitality
Disclosure of detailed information about investment property [line items]
Depreciation and amortization	$ 62	$ 50	$ 135	$ 98